Related Party Transactions (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Other Receivables, Net, Current	$ 886		$ 626
Other Liabilities, Current	$ 621		717
Broker Fee Commission Percentage	1.00%
Technomar [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	5
Professional and Contract Services Expense	$ 10,808	$ 8,901
Other Receivables, Net, Current	886		626
Third Party Managers [Member]
Related Party Transaction [Line Items]
Professional and Contract Services Expense	0	981
Conchart [Member]
Related Party Transaction [Line Items]
Direct Operating Costs	4,317	$ 3,662
Other Liabilities, Current	$ 621		$ 717